American Century Investments®
Quarterly Portfolio Holdings
VP Large Company Value Fund
September 30, 2019

VP Large Company Value - Schedule of Investments
SEPTEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.4%
Air Freight and Logistics — 0.8%
United Parcel Service, Inc., Class B	4,050	485,271
Airlines — 1.3%
Southwest Airlines Co.	13,620	735,616
Auto Components — 0.5%
BorgWarner, Inc.	7,480	274,366
Automobiles — 0.9%
Honda Motor Co. Ltd. ADR	18,910	493,173
Banks — 13.5%
Bank of America Corp.	15,910	464,095
BB&T Corp.	24,470	1,305,964
JPMorgan Chase & Co.	13,950	1,641,775
PNC Financial Services Group, Inc. (The)	12,650	1,773,024
U.S. Bancorp	24,470	1,354,170
Wells Fargo & Co.	23,490	1,184,835
		7,723,863
Beverages — 1.4%
PepsiCo, Inc.	5,740	786,954
Biotechnology — 1.0%
Gilead Sciences, Inc.	8,820	559,012
Building Products — 1.0%
Johnson Controls International plc	13,070	573,642
Capital Markets — 3.4%
Ameriprise Financial, Inc.	5,100	750,210
Bank of New York Mellon Corp. (The)	26,170	1,183,146
		1,933,356
Chemicals — 1.0%
DuPont de Nemours, Inc.	7,720	550,513
Communications Equipment — 0.9%
Cisco Systems, Inc.	9,890	488,665
Diversified Financial Services — 3.0%
Berkshire Hathaway, Inc., Class B(1)	8,110	1,687,042
Diversified Telecommunication Services — 3.3%
Verizon Communications, Inc.	31,450	1,898,322
Electric Utilities — 5.8%
Eversource Energy	12,820	1,095,725
Pinnacle West Capital Corp.	10,960	1,063,887
Xcel Energy, Inc.	17,810	1,155,691
		3,315,303
Electrical Equipment — 2.6%
Eaton Corp. plc	6,880	572,072
Emerson Electric Co.	13,780	921,331
		1,493,403

Electronic Equipment, Instruments and Components — 0.9%
TE Connectivity Ltd.	5,740	534,853
Energy Equipment and Services — 1.9%
Baker Hughes a GE Co.	17,800	412,960
Schlumberger Ltd.	20,110	687,159
		1,100,119
Equity Real Estate Investment Trusts (REITs) — 3.3%
Welltower, Inc.	10,050	911,033
Weyerhaeuser Co.	34,450	954,265
		1,865,298
Food and Staples Retailing — 2.2%
Koninklijke Ahold Delhaize NV	11,360	284,175
Sysco Corp.	5,520	438,288
Walmart, Inc.	4,670	554,236
		1,276,699
Food Products — 2.4%
Conagra Brands, Inc.	12,650	388,102
Mondelez International, Inc., Class A	17,560	971,419
		1,359,521
Health Care Equipment and Supplies — 8.7%
Hologic, Inc.(1)	14,310	722,512
Medtronic plc	21,300	2,313,606
Zimmer Biomet Holdings, Inc.	14,090	1,934,134
		4,970,252
Health Care Providers and Services — 1.5%
Quest Diagnostics, Inc.	7,880	843,396
Health Care Technology — 1.3%
Cerner Corp.	10,620	723,965
Hotels, Restaurants and Leisure — 0.8%
Carnival Corp.	9,900	432,729
Household Durables — 0.8%
PulteGroup, Inc.	12,020	439,331
Household Products — 4.4%
Colgate-Palmolive Co.	8,770	644,683
Procter & Gamble Co. (The)	14,840	1,845,799
		2,490,482
Industrial Conglomerates — 1.3%
Siemens AG	7,030	753,360
Insurance — 3.1%
Aflac, Inc.	9,810	513,259
Chubb Ltd.	7,890	1,273,762
		1,787,021
Machinery — 1.7%
Atlas Copco AB, B Shares	16,630	451,251
Cummins, Inc.	3,380	549,825
		1,001,076
Oil, Gas and Consumable Fuels — 5.7%
Chevron Corp.	11,790	1,398,294
Royal Dutch Shell plc, Class B ADR	6,180	370,182

TOTAL SA ADR	28,950	1,505,400
		3,273,876
Paper and Forest Products — 1.0%
Mondi plc	30,380	581,732
Pharmaceuticals — 7.4%
Johnson & Johnson	13,980	1,808,732
Pfizer, Inc.	51,080	1,835,305
Roche Holding AG	1,980	577,418
		4,221,455
Semiconductors and Semiconductor Equipment — 3.5%
Applied Materials, Inc.	13,110	654,189
Intel Corp.	17,850	919,811
Maxim Integrated Products, Inc.	7,830	453,435
		2,027,435
Software — 0.9%
Oracle Corp. (New York)	8,880	488,666
Specialty Retail — 1.2%
Advance Auto Parts, Inc.	4,300	711,220
TOTAL COMMON STOCKS (Cost $47,388,034)		53,880,987
EXCHANGE-TRADED FUNDS — 2.5%
iShares Russell 1000 Value ETF (Cost $1,358,567)	11,160	1,431,382
TEMPORARY CASH INVESTMENTS — 3.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $1,664,193), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $1,631,098)		1,631,017
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $279,230), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $269,006)		269,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,188	1,188
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,901,205)		1,901,205
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $50,647,806)		57,213,574
OTHER ASSETS AND LIABILITIES — (0.2)%		(93,282)
TOTAL NET ASSETS — 100.0%		$57,120,292

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	461,572	CHF	455,410	UBS AG	12/31/19	$1,527
USD	21,824	CHF	21,468	UBS AG	12/31/19	137
EUR	49,619	USD	54,699	Credit Suisse AG	12/31/19	(229)
USD	1,962,823	EUR	1,761,390	Credit Suisse AG	12/31/19	29,229
USD	55,558	EUR	50,100	Credit Suisse AG	12/31/19	560
USD	142,981	EUR	129,865	Credit Suisse AG	12/31/19	420
USD	118,363	EUR	107,901	Credit Suisse AG	12/31/19	(87)
USD	788,699	GBP	627,945	JPMorgan Chase Bank N.A.	12/31/19	13,649
USD	19,336	GBP	15,669	JPMorgan Chase Bank N.A.	12/31/19	(3)
JPY	1,746,015	USD	16,351	Bank of America N.A.	12/30/19	(96)
USD	437,566	JPY	46,920,209	Bank of America N.A.	12/30/19	768
SEK	215,801	USD	22,389	Goldman Sachs & Co.	12/30/19	(328)
SEK	93,294	USD	9,626	Goldman Sachs & Co.	12/30/19	(89)
USD	430,472	SEK	4,159,606	Goldman Sachs & Co.	12/30/19	5,250
						$50,708

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	51,233,051	2,647,936	—
Exchange-Traded Funds	1,431,382	—	—
Temporary Cash Investments	1,188	1,900,017	—
	52,665,621	4,547,953	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	51,540	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	832	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.